EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Balance, beginning of period	$ 47,094
Additions, net of disposals1	4,645
Investment Accounted for Using Equity Method, Share of comprehensive income	867
Distributions received	(808)
Return of Capital	(91)
Foreign currency translation and other	434
Balance, end of period	$ 52,141